NNUAL REPORT
                                                      PILGRIM CORPORATE
DECEMBER 31, 2001                                     LEADERS TRUST FUND

SERIES B






[GRAPHIC OF ABACUS]



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
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            Letter to Shareholders ...........................     1
            Portfolio Managers' Report:
               Pilgrim Corporate Leaders Trust Fund ..........     2
            Report of Independent Accountants ................     3
            Statement of Assets and Liabilities ..............     4
            Statement of Operations ..........................     5
            Statements of Changes in Net Assets ..............     6
            Financial Highlights .............................     7
            Notes to Financial Statements ....................     8
            Portfolio of Investments .........................    10
            Director/Trustee and Officer Information .........    11

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     We are pleased to present the Series B December 31, 2001 Annual Report for the Pilgrim Corporate Leaders Trust Fund (the "Trust").

     In February 2001, ING Pilgrim Group, Inc. and ING Pilgrim Investments, Inc. became ING Pilgrim Group, LLC and ING Pilgrim Investments, LLC, respectively.

     Our fund family now has many funds of varying types which provide core investment choices for the serious investor.

     On March 1, 2002, several name changes are scheduled to take place within the Pilgrim Funds to reflect our new association with the Aetna Funds under ING Group. The integrated fund family will be called ING Funds. You will receive further communications regarding these changes as they become effective. Effective March 4, 2002, we anticipate that Pilgrim Funds investors will have access to and exchangeability with the Aetna Funds, providing you an even wider array of investment options to help you meet your financial goals.

     At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. ING Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.

Sincerely,

ING Pilgrim Group, LLC
February 11, 2002

PILGRIM CORPORATE LEADERS TRUST FUND                  Portfolio Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Passive Management overseen by James A. Vail, CFA and Senior Vice President, ING Pilgrim Investments, LLC.

Goal: The Pilgrim Corporate Leaders Trust Fund (the "Trust") seeks long-term capital growth and income through investment generally in an equal number of shares of the common stocks of a fixed list of American blue chip corporations.

Market Overview: The year experienced dramatic swings in stock markets around the world reflecting slowing economic activity capped off by the tragic events of September 11th. The period began with stock markets under pressure from a lack of earnings visiblity and fears of recession. Throughout the summer, the S&P 500 Index ("S&P 500") eroded steadily as investors sold stock in the face of heightened uncertainties. During the July/August earnings reporting period and conference calls, management offered little encouragement regarding business conditions and little hope for when activity would recover. During July and August the S&P 500 fell 7.8%. This trend accelerated to the downside following the tragic events of September 11th. September was off an additional 7.8%. The S&P 500 was off 27.6% for the 12 months ended September 30, 2001. The fourth quarter of 2001 witnessed a sharp rebound from the September lows as confidence grew in the country's leadership and the U.S. Military actions in Afghanistan. At the same time, continued Federal Reserve Bank rate reductions and a more resilient consumer emboldened the market to move to higher levels in anticipation of a better economy in 2002, and beyond. Despite the near term pressures of high levels of unemployment and generally poor economic reports, we believe the market is looking through these to anticipated better times ahead. The S&P 500 in the December quarter rose 10.3% but still was down 11.9% for the year.

Performance: For the year ended December 31, 2001, the Trust provided a return of -1.7%. During the same period the S&P 500 Index fell by 11.9%.

Portfolio Specifics: Because of the Trust's structure, virtually no active sales or purchases can be made on a discretionary basis. However as can be seen the Trust performed relatively well this year. The largest single reason was the Trust's very low weighting in poorly performing technology, telecommunications and healthcare stocks compared to the market. In addition, the Trust's holdings in energy, industrial and financial stocks made gains, whereas the corresponding market sectors had negative returns. Finally the Trust's consumer cyclical stocks had both a higher weighting than the market and appreciably better returns than the sector average. These favorable influences more than outweighed the unfavorable ones, like utilities and consumer non-cyclicals where the Trust had heavier weights and poorer returns than the sector average.

Market Outlook: We believe the exogenous shock of September 11th, "Bottomed the Market". Since then the major indices have recovered, as the worst-case scenario was not realized. Accommodating stances by the Federal Reserve Bank and U.S. government point to better economic activity in 2002. We further believe the recovery in the U.S. will also pull the global economy ahead setting the stage for synchronized growth in earnings and stock prices later in 2002. As stock prices anticipate events well in advance, we believe the market's upward bias can continue. The Trust's returns will of course be driven by its historically determined composition and fairly high degree of concentration. In a relative sense, the low weightings in technology, healthcare and financials have been beneficial in recent times but this may no longer be the case as the economy, profits and business investment recover.

                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Participation Holders of
Pilgrim Corporate Leaders Trust Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pilgrim Corporate Leaders Trust Fund (the "Trust") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial highlights for the years ending prior to and including December 31, 1998, were audited by other independent accountants whose report dated January 7, 1999 expressed an unqualified opinion on those statements.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP


Denver, Colorado
February 25, 2002

           STATEMENT OF ASSETS AND LIABILITIES as of December 31, 2001
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value, (identified cost $262,172,639)             $285,872,617
Cash                                                                               5,813,495
Subscriptions receivable                                                              18,203
Receivable for accrued dividends                                                     423,510
                                                                                ------------
  Total assets                                                                   292,127,825
                                                                                ------------
LIABILITIES:
Distribution payable                                                                 718,814
Payable for participations redeemed                                                  226,366
Sponsor administrative fees payable (Note 4)                                          97,705
                                                                                ------------
  Total liabilities                                                                1,042,885
                                                                                ------------
NET ASSETS (Balance applicable to 19,840,153 participations
 outstanding -- Note 6)                                                         $291,084,940
                                                                                ============
COMPUTATION OF PUBLIC OFFERING PRICE:
 Net asset value, offering and redemption price per participation
  (net assets divided by participations outstanding)                            $      14.67
                                                                                ============

                 See Accompanying Notes to Financial Statements

         STATEMENT OF OPERATIONS for the Year ended December 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (net of $34,677 foreign tax expense)                     $  7,266,836
Interest                                                                 58,749
                                                                   ------------
  Total investment income                                             7,325,585
                                                                   ------------
EXPENSES:
Sponsor's administrative fee (Note 4)                                 1,237,660
Transfer agent fees                                                     394,568
Custody fees and other services (Note 4)                                 77,245
Printing and mailing                                                     54,798
Registration and filing fees                                             58,433
Professional fees                                                       125,219
Trustee fees (Note 4)                                                     5,509
Miscellaneous                                                            30,221
                                                                   ------------
  Total expenses                                                      1,983,653
                                                                   ------------
     Net investment income                                            5,341,932
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from securities transactions                        6,727,283
Change in unrealized depreciation of investments                    (17,894,303)
                                                                   ------------
  Net loss on investments                                           (11,167,020)
                                                                   ------------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (5,825,088)
                                                                   ============

                 See Accompanying Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              Year Ended         Year Ended
                                                                             December 31,       December 31,
                                                                                 2001               2000
                                                                            -------------      -------------
Income and Distributable Fund:
 Additions:
  Net investment income                                                     $   5,341,932      $   5,735,744
  Realized gains (losses) from sale of securities, other than sale of
    stock units                                                                  (434,940)         9,565,797
                                                                            -------------      -------------
                                                                                4,906,992         15,301,541
                                                                            -------------      -------------
 Deductions:
  Paid on account of participations redeemed                                      571,223            868,196
  Distributions (Note 3)
    Paid in cash                                                                  688,085          2,186,225
    Reinvested                                                                  3,686,076         12,395,589
                                                                            -------------      -------------
                                                                                4,945,384         15,450,010
                                                                            -------------      -------------
  Net change in income and distributable fund                                     (38,392)          (148,469)
                                                                            -------------      -------------
Principal Account:
 Additions:
  Payments received on sale of participations                                  13,354,710         30,106,028
  Distributions reinvested                                                      3,686,076         12,395,589
  Realized gains on sale of stock units and non-cash sales                      7,162,223         41,455,765
  Change in unrealized depreciation of investments                            (17,894,303)       (81,266,498)
                                                                            -------------      -------------
                                                                                6,308,706          2,690,884
                                                                            -------------      -------------
 Deductions:
  Paid on account of participations redeemed                                   58,706,387        120,998,992
  Distributions of principal (Note 3)                                             443,639          1,574,206
                                                                            -------------      -------------
                                                                               59,150,026        122,573,198
                                                                            -------------      -------------
  Net change in principal account                                             (52,841,320)      (119,882,314)
                                                                            -------------      -------------
Net assets at beginning of year:
  Income and distributable fund                                                   364,198            512,667
  Principal account                                                           343,600,454        463,482,768
                                                                            -------------      -------------
                                                                              343,964,652        463,995,435
                                                                            -------------      -------------
Net assets at end of year:
  Income and distributable fund                                                   325,806            364,198
  Principal account                                                           290,759,134        343,600,454
                                                                            -------------      -------------
                                                                            $ 291,084,940      $ 343,964,652
                                                                            =============      =============

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS PILGRIM CORPORATE LEADERS TRUST FUND
--------------------------------------------------------------------------------

Selected data for a participation outstanding throughout each period.

                                                                       Year Ended December 31,
                                                   -------------------------------------------------------------
                                                   2001           2000           1999          1998         1997
                                                   ----           ----           ----          ----         ----
Per Share Operating Performance:
 Net asset value, beginning of year        $      15.28          17.30          15.70         14.88        16.05
 Income (loss) from investment
 operations:
 Net investment income                     $       0.24           0.24           0.24          0.23         0.27
 Net realized and unrealized gain (loss)
 on investments                            $      (0.49)         (1.05)          1.92          1.28         3.45
 Total income (loss) from investment
 operations                                $      (0.25)         (0.81)          2.16          1.51         3.72
 Less distributions from:
 Net investment income                     $       0.24           0.25           0.24          0.23         0.28
 Net realized gains (losses)               $      (0.02)          0.42           0.15          0.26         2.60
 Income and realized gains included in
 terminations                              $       0.03           0.03           0.02          0.02         0.11
 Capital                                   $       0.11           0.51           0.15          0.18         1.90
 Total distributions                       $       0.36           1.21           0.56          0.69         4.89
 Net asset value, end of year              $      14.67          15.28          17.30         15.70        14.88
 Total return                              %      (1.65)         (4.93)         13.68          9.94        23.09

Ratios/Supplemental Data:
 Net assets, end of year (000's omitted)   $    291,085        343,965        463,995       485,195      525,669
 Ratios to average net assets:
 Expenses                                  %       0.64           0.67           0.61          0.65         0.62
 Net investment income                     %       1.73           1.51           1.41          1.46         1.76

                 See Accompanying Notes to Financial Statements

              NOTES TO FINANCIAL STATEMENTS as of December 31, 2001
--------------------------------------------------------------------------------

Note 1 -- NATURE OF BUSINESS AND BASIS OF PRESENTATION

Pilgrim Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.

Note 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

(a) Valuation of securities -- Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and ask prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

(b) Income taxes -- No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.

(c) Other -- Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

(d) Accounting estimates -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Note 3 -- DISTRIBUTIONS

During the year ended December 31, 2001 the distributions from net investment income were $0.23845 per participation and from realized losses were $(0.02115) per participation.

The amount shown does not reflect the reinvestment, if any, of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 2001, the distributions from return of capital were $0.14374 per participation.

Effective June 1,1998 the Trust amended its Trust indenture requiring that additional shares of common stocks received as a result of a stock split shall remain assets of the Trust.

Note 4 -- TRUSTEE AND SPONSOR FEES

State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee, as well as fees for acting as custodian and for providing portfolio accounting and record keeping services, which aggregated $82,754 for the year ended December 31, 2001. The Trust pays an administrative fee to the Sponsor equal, on an annual basis, to 0.40% of the average daily net assets of the Trust. Prior to July 26, 2000, the Sponsor of the Trust was Lexington Management Corporation. Effective on July 26, 2000, Lexington Global Asset Managers, Inc., the parent of Lexington Management Corporation, Inc. was acquired by ReliaStar Financial Corp. ("ReliaStar"). In conjunction with the acquisition and following approval by the Trustee, Pilgrim Investments, Inc., an indirect, wholly owned subsidiary of ReliaStar, was appointed to the role of Sponsor to the Trust and the Trust changed its name to Pilgrim Corporate Leaders Trust Fund effective July 26, 2000.

On September 1, 2000, ING Groep N.V. acquired ReliaStar. In conjunction with the acquisition, the Sponsor changed its name to ING Pilgrim Investments, Inc. effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC.

Note 5 -- INVESTMENT TRANSACTIONS

During the year ended December 31, 2001, the proceeds of sales of investment securities, other than short-term obligations, were $48,360,777. Purchases of securities during the period were $21,920,484.

--------------------------------------------------------------------------------

The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

As of December 31, 2001, net unrealized appreciation of portfolio securities was $23,699,978, comprised of unrealized appreciation of $47,448,490 and unrealized depreciation of $23,748,512.

Note 6 -- SOURCE OF NET ASSETS

As of December 31, 2001, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by holders net of terminations and
 return of capital payments                                                           $ 83,758,052
Cumulative amount of non-distributable realized gains retained in principal account    183,301,104
Unrealized appreciation in value of securities                                          23,699,978
                                                                                      ------------
Principal account                                                                      290,759,134
Income and distributable fund                                                              325,806
                                                                                      ------------
  Total net assets                                                                    $291,084,940
                                                                                      ============

Note 7 -- PARTICIPATIONS ISSUED AND REDEEMED

During the years indicated, participations were issued and redeemed as follows:

                                                                  Number of Participations
                                                           ---------------------------------------
                                                              Year Ended            Year Ended
                                                           December 31, 2001     December 31, 2000
                                                           -----------------     -----------------
Issued on payments from holders                                  902,496             1,858,679
Issued on reinvestment of dividends and distributions            409,307             1,395,352
Redeemed                                                      (3,988,810)           (7,555,664)
                                                              ----------            ----------
  Net decrease                                                (2,677,007)           (4,301,633)
                                                              ==========            ==========

Note 8 -- SUBSEQUENT EVENTS

Effective March 1, 2002, the following change to the name of the Trust will occur:

Old Name                                        New Name
--------                                        --------
Pilgrim Corporate Leaders Trust Fund            ING Corporate Leaders Trust Fund

Effective March 1, 2002, the Sponsor, Distributor and Administrator will change their names as follows:

Old Name                                        New Name
--------                                        --------
ING Pilgrim Investments, LLC                    ING Investments, LLC
ING Pilgrim Securities, Inc.                    ING Funds Distributor, Inc.
ING Pilgrim Group, LLC                          ING Funds Services, LLC

Pilgrim
Corporate
Leaders
Trust Fund      PORTFOLIO OF INVESTMENTS as of December 31, 2001
--------------------------------------------------------------------------------

       Securities                       Number of Shares           Cost            Market Value
       ----------                       ----------------       ------------        ------------
Consumer Products: (12.5%)
Eastman Kodak Co.                            203,600           $ 14,467,425        $  5,991,948
Fortune Brands, Inc.                         203,600              7,128,394           8,060,524
Gallaher Group PLC ADR                       203,600              4,140,606           5,487,020
Procter & Gamble Co.                         203,600             15,584,408          16,110,868
                                                               ------------        ------------
                                                                 41,320,833          35,650,360
                                                               ------------        ------------
Oil International: (20.4%)
ChevronTexaco Corp.                          203,600             15,375,222          18,244,596
Exxon Mobil Corp.                          1,026,500             28,988,357          40,341,450
                                                               ------------        ------------
                                                                 44,363,579          58,586,046
                                                               ------------        ------------
Chemical & Fertilizers: (7.2%)
DuPont (E.I.) de Nemours & Co.               203,600             12,160,856           8,655,036
Dow Chemical Co.                             349,567             10,314,265          11,808,373
                                                               ------------        ------------
                                                                 22,475,121          20,463,409
                                                               ------------        ------------
Electrical Equipment: (10.4%)
General Electric Co.                         739,400             16,252,373          29,635,152
                                                               ------------        ------------
Broadcasting: (3.1%)
Viacom, Inc. Class B*                        203,600              5,346,513           8,988,940
                                                               ------------        ------------
Retailing: (4.5%)
Sears, Roebuck & Co.                         203,600             10,027,917           9,699,504
Foot Locker, Inc.*                           203,600              4,309,267           3,186,340
                                                               ------------        ------------
                                                                 14,337,184          12,885,844
                                                               ------------        ------------
Utilities: (7.3%)
Ameren Corp.                                 203,600              8,085,106           8,612,280
Consolidated Edison, Inc.                    203,600              7,014,148           8,217,296
PG&E Corp.                                   203,600              5,145,167           3,917,264
                                                               ------------        ------------
                                                                 20,244,421          20,746,840
                                                               ------------        ------------
Railroads: (9.9%)
Burlington Northern Sante Fe                 591,342             17,761,923          16,870,987
Union Pacific Corp.                          203,600             12,522,875          11,605,200
                                                               ------------        ------------
                                                                 30,284,798          28,476,187
                                                               ------------        ------------
Energy: (6.9%)
Anadarko Petroleum Corp.                      42,975              2,345,770           2,443,129
Nisource, Inc.                               479,008             12,113,611          11,045,924
Marathon Oil Corp.                           203,600              6,041,194           6,108,000
                                                               ------------        ------------
                                                                 20,500,575          19,597,053
                                                               ------------        ------------
Misc. Industrial: (6.3%)
Honeywell International                      203,600              8,687,636           6,885,752
Praxair, Inc.                                203,600             10,128,919          11,248,900
                                                               ------------        ------------
                                                                 18,816,555          18,134,652
                                                               ------------        ------------
Communications: (2.7%)
AT&T Corp.                                   362,500              8,116,836           6,575,750
Lucent Technologies, Inc.                    165,420              3,909,197           1,040,492
                                                               ------------        ------------
                                                                 12,026,033           7,616,242
                                                               ------------        ------------
Financial: (8.8%)
Citigroup, Inc.                              497,066             16,204,654          25,091,892
                                                               ------------        ------------
Total Investments: (100%)                                      $262,172,639        $285,872,617
                                                               ============        ============

* Non Income producing

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

State Street Bank and Trust Company serves as trustee for the Trust. The Trust does not have a Board of Directors/Trustees nor does it have any Officers.

SPONSOR

ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR

ING Pilgrim Securities, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

ADMINISTRATOR

ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN

State Street Bank & Trust
One Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1670 Broadway, Suite 1000
Denver, Colorado 80202


Prospectus containing more complete information regarding the Trust, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc., Distributor, at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

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